ORGANIZATION AND DESCRIPTION OF BUSINESS - INITIAL PUBLIC OFFERING (Details) - USD ($)						12 Months Ended
	Apr. 29, 2019	Feb. 28, 2019	Nov. 02, 2018	Aug. 21, 2018	Jan. 05, 2015	Jul. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		35,000,000	49,950,000	50,000	50,000,000
Net proceeds from initial public offering						$ 8,772,754
IPO
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	2,074,672
Public offering price	$ 5.00
Gross proceeds	$ 10,400,000
Net proceeds from initial public offering	$ 8,800,000